Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation of the consolidated financial statements

2.1. Basis of preparation of the Consolidated Financial Statements

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (IFRS I C) applicable to companies reporting under IFRS. These Consolidated Financial Statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”). The Consolidated Financial Statements are presented in thousands of U.S. Dollars, except for share data or as otherwise indicated, which is the functional currency of dLocal Limited.

The Consolidated Financial Statements have been prepared on a historical cost basis, except for certain financial assets measured at fair value as explained in Note 2.5: Financial instruments-initial recognition and measurement, and for the Financial Statements of Argentine operations that were adjusted upon IAS 29 requirements as detailed in Note 2.3 Foreign currencies.

The preparation of these Consolidated Financial Statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying dLocal’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the Consolidated Financial Statements, are disclosed in Note 3: Accounting estimates and judgments.

As mentioned in Note 1.2, a written resolution of dLocal’s shareholders dated May 19, 2021 and effective June 2, 2021, approved a 500-for-1 stock split of dLocal’s common shares, whereby every share of capital stock of dLocal was converted into 500 shares, increasing the authorized share capital to 1,500,000,000 common shares and changing the par value of the common shares from $1.00 to $0.002. As a result, the share capital previously represented by 577,008 common shares was increased to 288,504,000 common shares. The stock split affected all of our existing shareholders uniformly and did not affect any individual shareholder’s percentage ownership interest in the Company. References made to outstanding shares and per share amounts in the accompanying financial statements and applicable disclosures have been retroactively adjusted to reflect this stock split.

These Consolidated Financial Statements as of December 31, 2022, were approved by dLocal’s Board of Directors on April 4, 2023.

Basis of consolidation

2.2. Basis of consolidation

Business combinations

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if they are related to the issue of debt or equity instruments.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

There were no significant business combinations during 2022 and 2021.

Subsidiaries

The Group consolidates all entities over which it has control. Control is achieved when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Inter-company transactions, balances, income and expenses on transactions between Group companies are eliminated.

Subsidiaries are all entities over which dLocal has control. Subsidiaries are fully consolidated from the date dLocal obtains control of the subsidiary and ceases when dLocal loses control of the subsidiary. The subsidiaries included in the consolidation are described in Note 4: Consolidation of subsidiaries.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Foreign currencies

2.3. Foreign currencies

i) Functional and presentation currency

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in U.S. Dollar, which is dLocal’s functional and presentation currency.

ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.

The Group adopts an allocation policy for foreign exchange differences in order to allocate them to the various line items of its financial statements, based on the nature of the item that generated the exchange difference. For example, exchange differences on trade payables arising from the purchase of services and exchange differences from payins and payouts transactions are included as part of Cost of services while exchange differences arising from loans are allocated to Finance costs. This policy is applied consistently from period to period.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss, and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

Foreign exchange gains and losses resulting from the measurement at period end exchange rates of monetary assets denominated in foreign currencies and measured at fair value through other comprehensive income are recognized in the Consolidated Statement of Comprehensive Income.

iii) Argentine operations

The Company operates in Argentina, where the economic environment has been volatile with weak economic conditions, devaluation of local currency, high interest rates, high level of inflation and a large public deficit which led Argentina to request financial assistance from the International Monetary Fund.

The Group applied IAS 29 “Financial Reporting in Hyperinflationary Economies” (“ IAS 29”) to its operations in Argentina. IAS 29 establishes that financial statements of entities whose functional currency is that of a hyperinflationary economy must be adjusted for the effects of changes in the general price index and expressed in terms of the current unit of measurement at the closing date of the reporting period. In order to determine whether an economy is categorized as hyperinflationary under the terms of IAS 29, the standard details a series of factors to be considered, including the existence of a cumulative inflation rate in three years that approximates or exceeds 100%. Argentina experienced a significant increase in inflation during 2018, which exceeded the 100% three-year cumulative inflation rate. The three-year cumulative inflation significantly exceeded 100% at December 31, 2018, and remained significantly above that threshold in the following years.

IAS 29 requires adjustments to non-monetary items in the statement of financial position by applying a general price index from the day they were booked until the end of the reporting period. Additionally, it also requires that all items in the statement of comprehensive income are expressed in terms of the measuring unit current at the end of the reporting period.

The inflation adjustment was calculated by means of a conversion factor derived from the Argentine price indexes published by the Argentine Federation of Professional Councils of Economic Sciences National Institute of Statistics (“FACPCE”). The price index for the year ended December 31, 2022, was 1.9 (1.5 and 1.36 for the years ended December 31, 2021 and 2020, respectively).

Results of operations in Argentine Pesos, after adjustment for inflation pursuant to IAS 29, were then converted into U.S. Dollars at the closing exchange rate for such reported period. This process is called “translation”.

iv) Group companies

The results and financial position of foreign operations of non-hyperinflationary economies that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

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Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statements of financial position
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Income and expenses for each statement of income and statement of comprehensive income are translated at average exchange rates, and
•
All resulting exchange differences are recognized in other comprehensive income.

The results and financial position of foreign operations whose functional currency is the currency of a hyperinflationary economy are translated into the presentation currency as follows:

•
All amounts (i.e. assets, liabilities, equity items, income and expenses) are translated at the closing rate at the date of the most recent statement of financial position.

On consolidation, exchange differences arising from the translation of foreign entities are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

The following is the detail of the exchange rates of the main currencies used by the Group compared to the USD in the year ended December 31, 2022 and 2021:

	Average rate		Year-end spot rate
	2022	2021	Dec 31, 2022	Dec 31, 2021
Argentina (ARS/USD)	132.1	94.9	176.7	102.6
Brazil (BRL/USD)	5.2	5.4	5.3	5.6
Chile (CLP/USD)	872.3	758.5	851.1	850.3
Colombia (COP/USD)	4,273.1	3,741.8	4,852.5	3,981.2
Costa Rica (CRC/USD)	642.7	634.6	593.2	639.1
Dominican Republic (DOP/USD)	55.0	56.8	56.2	57.1
Ecuador (USD/USD)	1.0	1.0	1.0	1.0
Egypt (EGP/USD)	19.3	15.7	24.7	15.8
Guatemala (GTQ/USD)	7.8	7.7	7.8	7.7
India (IRN/USD)	78.8	72.2	82.7	74.3
Indonesia (IDR/USD)	14,880.2	14,308.3	15,568.0	14,241.5
Israel (NIS/USD)	3.4	3.1	3.5	3.0
Malaysia (MYR/USD)	4.5	4.1	4.4	4.2
Malta (EUR/USD)	0.9	0.8	0.9	0.8
Mexico (MXN/USD)	20.1	20.5	19.5	20.3
Morocco (MAD/USD)	10.2	9.2	10.4	9.2
Nigeria (NGN/USD)	427.2	414.7	460.8	414.6
Panama (USD/USD)	1.0	1.0	1.0	1.0
Paraguay (PYG/USD)	7,007.8	6,863.8	7,247.8	6,815.8
Peru (PEN/USD)	3.8	4.0	3.8	3.9
Singapore (SGD/USD)	1.4	1.3	1.3	1.4
South Africa (ZAR/USD)	16.4	14.8	17.0	15.9
Uruguay (UYU/USD)	41.1	44.7	39.9	43.6

Cash and cash equivalents

2.4. Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid financial instruments with original maturities of three months or less. dLocal classifies as cash equivalents a financial instrument that can be immediately converted into a known amount of cash and the fair value approximates the carrying value and that are subject to an insignificant risk of change in value. dLocal cash and cash equivalents are measured at amortized cost and are included in current assets due to their short-term nature.

Financial instruments - initial recognition and subsequent measurement

2.5. Financial instruments - initial recognition and subsequent measurement

i) Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition and subsequently measured at amortized cost, fair value through other comprehensive income (“OCI”), and fair value through profit or loss (“FVPL”).

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Except for trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset not at FVPL. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15-Revenue from Contracts with Customers.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.

Financial assets as of December 31, 2022 and 2021 include cash and cash equivalents, other assets, trade and other receivables, derivative financial instruments and investments in quoted debt securities.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification, which may be (i) financial assets at amortized cost; (ii) financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments); (iii) financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments); and (iv) financial assets at fair value through profit or loss.

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment.

The Group’s financial assets at amortized cost for 2022 and 2021 include cash and cash equivalents, other assets and trade and other receivables which correspond to uncollateralized gross amounts due from acquirers, processors, merchants and preferred suppliers for services performed .

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are measured at fair value at the end of each reporting period, with any fair value gains or losses recognised in profit or loss.

Financial assets through profit or loss consist of equity investments that are held for trading, debt securities that do not qualify for measurement at either amortized cost or fair value through other comprehensive income, and equity investments for which the Company has not elected to recognize fair value gains and losses through other comprehensive income.

The Group’s financial assets at fair value through profit or loss as of December 31, 2022 and 2021 include derivative financial instruments and investment in quoted debt securities.

Financial assets at fair value through OCI

For debt instruments at fair value through OCI, interest income, foreign exchange gains and losses and impairment losses or reversals are recognized in the statement of comprehensive income and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. The Group did not hold any financial assets within this category as of December 31, 2022 or 2021.

Financial assets designated at fair value through OCI (equity instruments)

Upon initial recognition, the Group can elect to irrevocably present in other comprehensive income subsequent changes in the fair value of its equity investments when they meet the definition of equity under “IAS 32 Financial Instruments: Presentation” and are not held for trading. This election is made on an instrument-by-instrument basis. Gains and losses on these financial assets are never recycled to profit or loss. The Group did not hold any financial asset within this category as of December 31, 2022 and 2021.

Derecognition

A financial asset or, where applicable, a part of a financial asset or part of a group of similar financial assets, is derecognized when:

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The rights to receive cash flows from the asset expire; or
•
dLocal transfers its rights to receive cash flows from the asset or assumes an obligation to pay the received cash flows in full to a third party under a “pass-through” arrangement; and (a) transfers virtually all the risks and benefits of the asset, or (b) neither transfers nor retains virtually all the risks and benefits of the asset, but transfers control of the asset.

When dLocal has transferred its rights to receive cash flows from an asset and has not transferred or retained substantially all the risks and benefits of the asset, this asset is recognized to the extent of dLocal’s continuing involvement in the asset. In such case, dLocal also recognizes an associated liability. The Group did not recognize this type of financial assets and liabilities as of December 31, 2022 or 2021.

The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that dLocal Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of the consideration that dLocal may be required to repay.

ii) Impairment of financial assets

dLocal assesses, at the reporting date, if there is objective evidence that a financial asset or a group of financial assets is impaired. The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss.

ECLs are based on the difference between the cash flows contractually due and all the cash flows that the Group expects to receive, discounted at the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

The Group applies a simplified approach on trade and other receivables in calculating ECLs, therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs and on segmentation of trade receivables. The Group uses historical loss experience in trade receivables and adjusts historical loss rates to reflect information about current conditions and reasonable and bearable forecasts of future economic conditions.

iii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, amortized cost or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of amortized cost, net of directly attributable transaction costs.

The Group’s financial liabilities as of December 31, 2022 and 2021 include trade and other payables, lease liabilities, derivative financial instruments, contingent consideration liability and borrowings.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include held-for-trading financial liabilities and financial liabilities designated at fair value through profit or loss at initial recognition.

Financial liabilities are classified as held-for-trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9- Financial Instruments.

Gains and losses on held-for-trading liabilities are recognized in the statement of comprehensive income.

The Group’s financial liabilities at fair value through profit or loss as of December 31, 2022 and 2021 include derivative financial instruments and contingent consideration liability.

Financial liabilities at amortized cost

After initial recognition, interest-bearing borrowings are subsequently measured at amortized cost, using the effective interest rate (“EIR”) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. This category is the most relevant to the Group.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in “Finance costs” in the Consolidated Statement of Comprehensive Income.

This category for 2022 and 2021 includes all trade and other payables which represent liabilities for goods and services that have been acquired in the ordinary course of business from suppliers, borrowings and lease liabilities. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period.

The book value of trade payables approximates their fair value due to their short-term nature.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of comprehensive income.

iv) Derivative financial instruments

Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

The Group operates in several foreign currencies and consequently is exposed to foreign currency risk. From time to time, the Group uses derivative financial instruments, such as delivery and non-deliverable forward currency contracts to hedge or reduce exposure to foreign currency risks. The Group has elected to separate the spot element from the forward element of certain derivative financial instruments and designated as the hedging instrument only the change in the fair value of the spot element. The change in the fair value of the spot element of such derivatives is presented in the Costs of services line item. The change in the fair value of the forward element of such derivatives is presented in the Finance costs line item. For information about derivative financial instruments see Note 24: Derivative financial instruments.

In addition, the Group had an option agreement in place with one shareholder (“Investor”), more fully explained in Note 24, pursuant to which the Investor has outstanding options to purchase shares that are classified as derivative financial liability instruments at the end of the year. dLocal acts as a guarantor for the obligations assumed by certain shareholders and the liability arises due to the potential issue of shares on a cashless basis.

Accordingly, in 2021 and 2020 these outstanding derivatives were recognized in the Group’s consolidated statement of financial position at fair value through profit or loss, where results and changes in fair value from these contracts are recorded in financial income or loss.

v) Fair value of financial instruments

The Group measures its financial assets at fair value through profit or loss at fair value at each reporting date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•
In the principal market for the asset or liability; or
•
In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•
Level 1 - quoted (unadjusted) prices in active markets for identical assets or liabilities;
•
Level 2 - inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
•
Level 3 - techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Group uses observable market data to the extent possible. For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

vi) Current versus non-current classification

The Group presents financial assets and liabilities in the statement of financial position based on current and non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) expected to be realized within twelve months after the reporting period; (iii) held primarily for the purpose of trading; or (iv) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when: (i) it is expected to be settled in the normal operating cycle; (ii) it is due to be settled within twelve months after the reporting period; (iii) it is held primarily for the purpose of trading; or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. All other liabilities are classified as non-current.

vii) Financial instruments-offsetting

Financial assets and liabilities are presented net in the consolidated statement of financial position if, and only if, there is an existing and enforceable legal right to offset the amounts recognized and an intention to offset or to realize the asset and settle the liability simultaneously.

The Group presents trade payables to Merchants net of trade receivables from fees and trade receivables from processing entities net of fees considering that there is an enforceable legal right to offset and the Group expects to cancel such obligations on a net basis. For further detail refer to Note 27: Offsetting financial assets and financial liabilities.

Current and deferred income tax

2.6. Current and deferred income tax

Current and deferred income tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income.

Current income tax

Tax assets and liabilities for the current year are calculated based on the expected recoverable amount or the amount payable to the tax authorities on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date in the countries where dLocal operates and generates taxable income.

Current income tax related to items recognized directly in equity are recognized in equity. dLocal periodically evaluates the tax positions involving interpretation of tax regulations and establishes provisions when appropriate.

The Group offsets current tax assets and current tax liabilities against the same tax authority when it has a legally enforceable right to set off current tax assets against current tax liabilities.

Deferred income tax

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred income tax assets and liabilities are recognized for all temporary taxable differences, except in the following situations:

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Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and
•
Temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future.

Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date and tax loss carryforwards, to the extent that it is probable that taxable profit will be available against which they can be offset.

The carrying amount of deferred income tax assets is reviewed at each reporting date to assess whether it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax assets to be utilized. Unrecognized deferred tax assets are reassessed, at each reporting date, and are recognized to the extent that it has become probable that future taxable profits will be available to allow their utilization.

Property, plant and equipment

2.7. Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of accumulated depreciation and accumulated impairment losses, if any, except for items in this category of the Argentine operations that were adjusted upon IAS 29 requirements as detailed in Note 2.3 Foreign currencies. Historical cost includes expenditures that are directly attributable to the acquisition of the items and the cost of the item is material and can be measured reliably. Repairs and maintenance and all other expenditures are charged to profit or loss during the period in which they are incurred.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with these costs will flow to dLocal and that such benefits can be reliably measured. The carrying amount of replaced items or parts is derecognized. All other repairs and maintenance expenses are charged to the statement of comprehensive income during the year in which they are incurred.

The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated on a straight-line basis over the estimated useful lives of the asset, as follows:

Computer Equipment	3 years

Building Improvements	10 years

As described in Note 19: Leases, during 2020 the Group signed a contract modification on a lease and incurred in costs for the design and construction of the new offices, such as professional fees of architects and construction suppliers as well as costs of building materials. Such costs were not contingent on obtaining the lease, did not influence the lease contract negotiation and therefore did not qualify as initial direct cost to be included in the right-of -use asset initial measurement. Accordingly, these costs were recognized as “Work in progress” and transferred to a new Property, plant and equipment line item called “Building Improvements” when the asset was ready for use. These assets will be amortized using the straight-line method, over the shorter of the estimated useful life of the asset or the remaining term of the lease.

An item of property, plant and equipment is derecognized upon disposal or when future economic benefits are expected from its use or disposal.

Any gain or loss on disposal (calculated as the difference between the net disposal proceeds with the carrying amount of the asset) is recognized within “Other results” in the statement of comprehensive income when an asset is derecognized.

An asset’s carrying amount is immediately written down to its recoverable amount when the asset’s carrying amount is greater than its estimated recoverable amount. For further information see Note 2.9: Impairment of non-financial assets.
Intangible assets

2.8. Intangible assets

Externally acquired intangible assets are initially recognized at cost and subsequently amortized on a straight-line basis over their useful economic lives, up to three years. As mentioned in Note 20: Intangible assets, during the year 2021 Dlocal acquired certain intangible assets that are amortized on a straight-line basis in 18.75 years.

dLocal’s business is based on digital products and services used to facilitate commercial relationships between international merchants and their customers in emerging markets. dLocal is continuously developing future product releases, enhancements and upgrades to existing software and maintenance oriented to bug fixes for existing products. Internal costs associated with the development of software and projects for which there is a likelihood that future economic benefits will arise are capitalized and amortized over their useful life.

Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by dLocal are recognized as intangible assets. Directly attributable costs relating to internal development of software are capitalized as part of the software product, which mainly includes costs incurred with employees and third-party contracted services.

The expenses capitalized are only related to the development phase and are capitalized only if the Group can demonstrate the following:

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The technological feasibility of completing the intangible asset so that it will be available for use or sale.
•
Its intention to complete the intangible asset and use or sell it.
•
Its ability to use or sell the intangible asset.
•
How the intangible asset will generate probable future economic benefits.
•
The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.
•
Its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Other development expenditures that do not meet the capitalization criteria are expensed as incurred.

Development costs previously recorded as an expense are not recognized as an asset in a subsequent period and are included in the statements of comprehensive income mainly within salaries and wages item. Capitalized computer software development costs are amortized over their estimated useful lives which are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. dLocal amortizes capitalized software development costs on a straight-line basis over a period of up to three years. Management believes this is a reasonable estimated useful life based on an assessment evaluating expected usage of the asset.

Impairment of non-financial assets

2.9. Impairment of non-financial assets

dLocal considers the ability of the asset to generate future economic benefits related to the internal use of it in the development of dLocal business. The future economic benefits arise from making the service attractive for new or existing merchants, reducing costs by the elimination of unnecessary activities, among others.

An assessment is made at each reporting date to determine whether there is an indication that an asset may be impaired or to determine whether previously recognized impairment losses no longer exist or have decreased. If any indication exists, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.

In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or other available fair value indicators.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Group did not record an impairment for non-financial assets during 2022, 2021 and 2020.
Provisions

2.10. Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are established for all contingencies related to lawsuits or claims for which it is probable that an outflow of funds will be necessary to settle the contingency/obligation and a reasonable estimate can be made.

The assessment of the likelihood of loss includes the evaluation of available evidence, the hierarchy of laws, available case law, recent court decisions and their importance in the legal system, as well as the opinion of outside legal counsel. The provisions are reviewed and adjusted to reflect changes in circumstances.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense. Provisions are disclosed in the statement of financial position according to its nature.

Share-based payment and warrants

2.11. Share-based payments and warrants

2.11.1. General description - Share-based payments

Share-based compensation benefits are provided to certain key employees via dLocal’s Employee Share Purchase Plan (“ESPP”) composed of the “Ordinary A Share Purchase Agreement and the Share Restriction Agreement”, several “Share Option Award Agreements” and “Restricted stock unit agreements” (together referred to as the “Agreements”) and shares granted by the "dLocal Limited amended and restricted 2020 Global Share Incentive Plan" mentioned in note 1.2.

Under these Agreements, some employees and members of the executive management team as defined by the Board of Directors, were granted share options, restricted stock units (“RSU”) or shares in return for their services to the Group.

dLocal receives services in exchange for its own equity instruments and does not have any obligation to settle the obligation with cash, so the Plan is classified as equity settled. The only condition to be met is the delivery of service by the employee during a certain period as defined in the Agreements.

The fair value of options granted under ESPP is measured at grant date and recognized in accordance with the requirements of IFRS 2, as an employee benefits expense, with a corresponding increase in equity.

The total expense is recognized over the vesting period using a graded attribution model, which is the period over which all of the specified vesting conditions are to be satisfied.

When the options are exercised, dLocal issues the shares to the employee. The proceeds received, net of any directly attributable transaction costs, are credited directly to equity.

2.11.2. General description - Warrants

During 2019 the Group issued a warrant (the “Warrant”) to one of its merchants (the “Merchant”) to acquire up to 17,345,000 ordinary shares exercisable through January 24, 2026 at a purchase price per share of either (1) U.S. Dollars 0.57 or (2) upon any reorganization (including any change of control) of the Company, the lesser of (i) U.S. Dollars 0.57 and (ii) sixty percent (60%) of the price per share paid in or implied by such transaction.

The Warrant is exercisable for ordinary shares, either for cash or on a net issuance basis with no net cash proceeds to the Company. The number of ordinary shares to be issued on a net issuance basis is the quotient obtained by dividing (i) the product of the number of ordinary shares as to which the Merchant exercises the Warrant multiplied by the difference between the fair market value per ordinary share at the time of exercise and the exercise price by (ii) the fair market value per ordinary share at the time of exercise.

The Warrant limits the Merchant’s beneficial ownership to 4.999% of the outstanding ordinary shares unless the Merchant waives this limit upon 61 days’ notice.

Concurrent with the Warrant issuance, the Company and the Merchant entered into a service agreement. The Company has determined the Warrant is (i) a payment to a customer related to a revenue contract under IFRS 15, and (ii) an equity-settled share-based payment under IFRS 2. Accordingly, the fair market value of the Warrant was deducted from revenue at the inception of the service agreement.

On September 2, 2021, the holder of the warrant exercised part of the ordinary shares, as described in Note 2.11.4.

2.11.3. Employee Share Purchase Plan

Under the Group‘s ESPP certain employees can purchase shares subject to a payment defined in their Share Award Agreement.

In November 2020 dLocal Group Limited signed a non-recourse “Loan Agreement” with two officers in order to fund the shares acquisition under the ESPP. The loan amounted to USD 31.5 million, accrued interest at a nominal annual rate of 1.5%. The loan was treated as a grant of stock options and did not involve any cash outflow to the Group.

Considering the substance of this transaction it was accounted as an option plan. In this sense, neither the shares nor the loan, are outstanding until either the options are exercised by paying the exercise price for the shares - i.e. by repaying the loan - or the options expire. Accordingly, until exercise of the options, the shares ‘issued’ to employees are treated as treasury shares and no financial asset for the loan receivable from the employees is recognized until this time. The loan agreement was fully repaid with interest during 2021.

Set out below are summaries of restricted stock units and share options granted under the plan:

	2022		2021 *
	Average		Average
	exercise price	Number of	exercise price	Number of
	(U.S. Dollars)	options and RSUs	(U.S. Dollars)	options and RSUs
At the beginning of the year	1.16	4,032,345	1.22	17,361,000
Granted during the year	18.90	1,474,463	3.69	2,371,345
Exercised during the year	3.45	(1,136,375)	2.03	(15,685,000)
Forfeited during the year	10.31	(835,872)	4.15	(15,000)
At the end of the year	8.30	3,534,561	1.16	4,032,345
Vested and exercisable at the end of the year	4.06	347,788	3.54	486,750

No options expired during the periods covered in the above table.

Share options and restricted stock units outstanding at the end of the year have the following vesting dates and exercise prices:

Grant date	Vesting period	Last vesting date	Exercise price (U.S. Dollars per A Share)	Share options and RSUs December 31, 2022		Share options and RSUs December 31, 2021
August 1st, 2018	3 years	August 1st, 2021	0.74	—		90,500
October 1st, 2019	3 years	October 1st, 2022	2.18	—		90,000
August 24th, 2020	5 years	August 24th, 2025	3.30	700,000		835,000
November 15th, 2020	4 years	November 15th, 2024	4.15	87,750		135,000
November 23rd, 2020	5 years	November 23rd, 2025	3.88	—		525,500
January 1st, 2021	5 years	January 1st, 2026	3.88	132,000		210,000
March 1st, 2021	1 year	March 1st, 2022	0.002	5,500	*	5,500	*
March 2nd, 2021	5 years	March 2nd, 2026	7.44	8,000		10,000
March 11th, 2021	5 years	March 11th, 2026	0.002	725,375	*	1,031,000	*
March 11th, 2021	5 years	March 11th, 2026	7.44	28,000		36,000
March 12nd, 2021	5 years	March 12nd, 2026	7.44	—		7,000
March 15th, 2021	5 years	March 15th, 2026	7.44	—		7,500
March 29th, 2021	5 years	March 29th, 2026	7.44	—		10,000
May 11th, 2021	5 years	May 11th, 2026	7.44	453,500		927,500
May 11th, 2021	3 years	May 11th, 2024	0.002	22,500	*	22,500	*
May 18th, 2021	5 years	May 18th, 2026	16.17	10,000		10,000
December 9th, 2021	5 years	December 9th, 2026	0.002	69,235	*	79,345	*
February 21st, 2022	5 years	February 21st, 2027	0.002	6,930	*	—
March 16th, 2022	5 years	March 16th, 2027	30.47	20,000		—
March 28th, 2022	5 years	March 28th, 2027	30.27	55,256		—
April 1st, 2022	5 years	April 1st, 2027	0.002	4,886	*	—
May 1st, 2022	5 years	May 1st, 2027	0.002	57,665	*	—
May 1st, 2022	5 years	May 1st, 2027	26.01	240,000		—
May 18th, 2022	5 years	May 18th, 2027	19.72	160,000		—
May 26th, 2022	5 years	May 26th, 2027	21.02	20,000		—
July 1st, 2022	6 years	July 1st, 2028	26.70	88,500		—
July 1st, 2022	3 years	July 1st, 2025	0.002	13,428	*	—
August 15th, 2022	5 years	August 15th, 2027	0.002	20,000	*	—
August 15th, 2022	5 years	August 15th, 2027	29.23	206,250		—
September 1st, 2022	5 years	September 1st, 2027	0.002	2,213	*	—
September 5th, 2022	5 years	September 5th, 2027	0.002	937	*	—
September 6th, 2022	5 years	September 6th, 2027	26.51	30,000		—
October 1st, 2022	5 years	October 1st, 2027	0.002	2,586	*	—
October 3rd, 2022	5 years	October 3rd, 2027	0.002	4,379	*	—
October 17th, 2022	5 years	October 17th, 2027	0.002	2,805	*	—
October 17th, 2022	5 years	October 17th, 2027	21.39	50,000		—
December 9th, 2022	5 years	December 9th, 2027	0.002	306,866	*	—
Total				3,534,561		4,032,345

Weighted average remaining contractual life of restricted stock units and share options outstanding at end of the year				3.61 years		4.24 years

*	Corresponds to Restricted Stock Units granted

2.11.4. Warrant agreement

Set out below is a summary of the warrants granted:

	2022		2021
	Average		Average
	exercise price		exercise price
	per share		per share
	warrant	Number of	warrant	Number of
	(U.S. Dollars)	warrants	(U.S. Dollars)	warrants
As of January 1	0.57	15,213,587	0.57	17,345,000
Exercised during the year	—	—	0.57	(2,131,413)
As of December 31	0.57	15,213,587	0.57	15,213,587
Vested and exercisable at December 31	0.57	15,213,587	0.57	15,213,587

No warrants expired during the periods covered by the above table.

All warrants expire on January 1, 2026.

Leases and right of use assets

2.12. Leases and right of use assets

dLocal recognizes the liability of the future payments and the right of use of the leased asset for all lease contracts, except short-term and leases for low-value assets. Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability. Short-term and low-value assets contracts are recognized as an expense in the Consolidated Statement of Comprehensive Income as they accrue.

Short-term Leases

The Group has signed lease contracts of one year or less in the following countries: Malta, Israel, Brazil, China, Chile, Colombia, India, Singapore, and Argentina.

In those locations the Group uses co-works facilities and seeks to sign short-term contracts as a general practice, in order to have flexibility to increase, reduce or terminate leases based on the Group’s operations and plans. The type of facilities used represent low levels of costs to change locations and no relevant modifications or constructions are made to these leased facilities.

In all these markets there are available suitable alternatives since the offices do not require special infrastructure and there are low costs of returning the assets.

Management reviews at the end of each term the need to extend the leasing or not, based on activities undertaken by the Dlocal entity, market trends (economic and health) as well as strategic plans for each country.

For the application of IFRS 16 Leases the Group applies a practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application as short-term leases. For these leases, in subsequent reporting periods, the Group applies the short-term exception established in IFRS 16 Leases. Consequently, it recognizes the related lease payments as an expense on a straight-line basis over the lease term.

Long-term Leases

dLocal Technologies SA (Uruguay) signed on February 15, 2018 a 4-year contract to lease Unit 507 (347,99 m2) of WTC Free Zone in Uruguay.

This contract established the following payments structure (all amounts in thousands):

•
USD 0,140 monthly during the first year
•
USD 0,153 monthly during the second year
•
USD 0,171 monthly during the third year
•
USD 0,175 monthly during the fourth year

The term of 4 years can be extended for periods of 5 years, unless any of the parties informs the other of its decision to terminate with at least 120 days anticipation of the expiry date.

The incremental borrowing rate, used to discount payments to be made after January 1st, 2019, was estimated in 6.52% (in USD). Since Dlocal did not have loans to consider its costs as a reference such rate was estimated as the rate that dLocal would have had to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

Related to this contract between dLocal Technologies S.A. and WTC Free Zone S.A. for the use of Unit 507, as of August 11, 2020 a contract modification was signed in order to return such Unit and start using Units 1531 and 1631 of the building WTC Free Zone II, when the latter become available to dLocal. After the modification of contract, Dlocal Technologies S.A. has the right to use 1,610.64 m2 (805.32 m2 each Unit) and has to make monthly payments of USD 46

The commencement date of this new lease occurred during April, 2021, and the lease term was 10 years. The Group incurred in costs for the design and construction of the new offices during 2020 and 2021, identified as "Work in Progress" in line "Property, Plant and Equipment".

Such costs were not contingent on obtaining the lease, did not influence the lease contract negotiation and therefore they do not qualify as initial direct cost to be included in the right-of-use asset initial measurement accounted in 2021.

On June 9, 2022, Dlocal Opco UK Ltd. signed a 2-year contract to lease an office in London.

This contract establishes the following payments structure:

•
GBP 12,800 (USD 16) per month + Value Added Tax (“VAT”).
•
GBP 3,399.68 (USD 4) + VAT discount from September 2022 to February 2024.
•
Additional non-refundable fees of GBP 540 (USD 1) + VAT.

On each anniversary of the start date for the office, the membership fee will be subject to an automatic three and a half percent (3.5%) increase over the then current Membership Fee.

The term of 2 years can be extended for 1-month terms unless the Company terminates the agreement.

For subsequent periods the treatment of leases that do not apply for the short-term exception is as follows:

•
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•
fixed payments (including in-substance fixed payments), less any lease incentives receivable
•
variable lease payment that are based on an index or a rate, initially measured using the index or rate as of the commencement date
•
amounts expected to be payable by the Group under residual value guarantees
•
the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and
•
payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
•
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
•
•
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.
•
To determine the incremental borrowing rate, the Group:
•
where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received; or
•
uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third-party financing, and makes adjustments specific to the lease.
•
The Group can be exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.
•
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
•
Right-of-use assets are measured at cost comprising the following:
•
the amount of the initial measurement of lease liability
•
any lease payments made at or before the commencement date less any lease incentives received
•
any initial direct costs, and
•
restoration costs.
•
Right-of-use assets are generally amortized over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is amortized over the underlying asset’s useful life.

Equity

2.13. Equity

Ordinary shares are classified as equity and incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Provision is made for the amount of any dividend declared, being appropriately authorized and no longer at the discretion of the Company, on or before the end of the reporting period but not distributed at the end of the reporting period.

dLocal calculates and presents basic and diluted earnings per share (“EPS”) information for its ordinary shares. The calculation of earnings per share is the following:

•
Basic EPS: results from de division of

a. Profit for the year attributable to shareholders, by

b. the weighted average number of outstanding ordinary shares outstanding during the period.

•
Diluted EPS: results from adjusting the Basic EPS for the effects of all dilutive potential ordinary shares which passed on contractual conditions (e.g. vesting). Diluted EPS is calculated as the division of

a. Profit for the year attributable to shareholders, by

b. the weighted average number of outstanding ordinary shares outstanding during the period, adjusted by dilutive effects.

Repurchase of shares represent the shares of the Company that are held in treasury. Own shares are recorded at cost and deducted from equity.

Revenue

2.14. Revenue

dLocal provides payment processing services to merchants as follows:

•
dLocal specializes in local payments so that merchants can reach consumers located in emerging markets. On a recurring basis merchants and their customers are exchanging goods and services while dLocal provides the payment solution to that relationship. dLocal does not have any obligation to provide such goods or services between the merchant and its customer but is responsible for processing payments through its platform.
•
dLocal only processes the payment through its platform when a complete authorization request was made by the merchant. The authorization request shall be made by transmitting the authorization data of the transaction to dLocal.
•
dLocal contracts with service providers for the authorization, processing and settlement services performed by payment schemes networks and card issuers.
•
dLocal is not responsible for the credit risk or the chargebacks risk of the cardholder (i.e., the merchant customer). The merchant is responsible for the credit checks.

dLocal earns revenues from fees charged to merchants in connection with payment processing services for cross-border and local payment transactions in emerging markets. These fees are primarily generated on a per approved transaction basis as either a fixed fee per transaction or fixed percentage per transaction.

dLocal also earns foreign exchange fees on cross-border transactions defined as transactions in which the merchant and its customer are in different countries and dLocal converts currencies and transfers funds between countries, as required by the merchant. Foreign exchange fees are usually determined based on a percentage or a fixed fee.

dLocal’s service offering comprises a single performance obligation to complete payments via its platform for merchants and their customers.

Revenues from contracts with customers are recognized as control of services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services in the ordinary course of Group’s activities.

The Group applies the following five steps:

1.
Identification of the contract with a client (i.e., merchant).
2.
Identification of the performance obligations in the contract.
3.
Determination of the transaction price.
4.
Allocation of the transaction price to the performance obligations in the contract.
5.
Recognition of revenue when or as the entity satisfies a performance obligation.

dLocal performs two types of transactions:

•
Payins: are transactions where dLocal collects money in local currency in emerging markets countries and makes it available for merchants in their requested currency and country, after a settlement period. Revenue for this type of transaction is recognized when the authorized transaction is processed. This type of revenue is recognized at a point in time.
•
Payouts: are transactions where dLocal collects money from its merchants in the countries and currencies of preference and then disburses money in local currency in emerging markets countries according to the merchants’ instructions. Revenue for this type of transaction is recognized upon completing the payout of an authorized transaction in local currency. This type of revenue is recognized at a point in time.

dLocal’s contracts with merchants are usually open-ended and can be terminated by either party without a termination penalty after the notice period has lapsed. dLocal’s contracts are, therefore, defined at the transaction level and do not extend beyond the service already provided.

Changes in the classification of revenues

For the year ended December 31, 2022, the Group has adopted a voluntary change in the classification of certain fees as Transaction Revenues and Other revenues, to better reflect which revenues are driven by payments processed volumes and which are not. Such change was applied retrospectively to the years ended December 31, 2021 and 2020.

In 2022, 2021 and 2020 the change consisted of a reclassification of installments, chargebacks and refunds fees from the line item Other revenues to Transaction revenues, to better reflect that such revenues are driven by payments processed volumes.

Additionally, in 2022 a voluntary change in the classification of invoice processing service fees was made from the line item Other revenues to Transaction revenues (either as processing fees or foreign exchange fees) related to certain payins and payouts transactions where both the sender and the receiver were businesses and where the Group required certain documentation as invoices to process the transaction. Such change in classification only impacted on the third quarter of 2022 and was also adopted to better reflect that such revenues are driven by payments processed volumes.

	For the year ended December 31, 2021			For the year ended December 31, 2020
	As previously reported	Reclassification	As reclassified	As previously reported	Reclassification	As reclassified
Transaction revenues	234,417	7,397	241,814	98,490	4,999	103,489
Other revenues	9,703	(7,397)	2,306	5,653	(4,999)	654
Revenues from payment processing	244,120	—	244,120	104,143	—	104,143

Revenue from contracts with merchants comprises:

Transaction revenues

The Group recognizes fees charged to merchants as transaction revenue and fees incurred in processing payments as cost of services. Fees earned from merchants are presented as gross revenue due to the following considerations which indicate the Group controls the payment processing services and acts as the Principal:

•
The Group bears primary responsibility to merchants for the fulfillment of the payment service.
•
The Group contracts directly with merchants and there is no contractual relationship between merchants and payment processors (i.e., the service providers).
•
The Group has independently negotiated arrangements with payment processors.
•
The established fees are independent of the costs incurred from payment processors and the Group, therefore, has full margin risk for each transaction.
•
In cross border transactions, the Group or the merchants may bear foreign exchange risk depending on each agreement. The foreign exchange fees charged to merchants are based on a fixed fee per transaction or fixed percentage of the transaction value. When the Group bears the foreign exchange risk, it occurs from the time the transaction in local currency is authorized until the Group converts the money to foreign currency (USD or EUR for payins) and from the time the Group receives the money from the merchant until the Group converts the money to local currency (for payouts).
•
The Group bears credit risk from the agents and third-party processors, acquirers and collection agents for the payment settlement. These processors collect funds from the end consumers’ financial institutions and are required to pay the proceeds from these transactions. dLocal is not insured against credit losses. If a processor or acquirer becomes insolvent, files for bankruptcy, commits fraud or otherwise fails to pay amounts owed to dLocal when due, dLocal must nonetheless process the payment transaction for the benefit of merchants and end consumers. Merchants are liable for any charges properly reversed by the card issuer on behalf of the cardholder.

Transaction revenues are recognized as revenue at a point in time when an authorized payment transaction is processed.

Transaction revenues are those that are directly related to the volume of payments processes in dollars or in quantity of transactions.

Transaction revenues are comprised by:

•
Processing fees: based on a percentage or fixed fee per approved transaction.
•
Installment fees: corresponds to the fee applied to those transactions created with installments, and can be applied to the merchant or to the end users.
•
Foreign Exchange Fees: in cross-border transactions, a spread is applied to the exchange rate used for the currency conversion and can be based on a percentage or fixed fee.
•
Other transactional fees: mainly corresponds to fees charged for each chargeback and refunds dLocal has to manage and dispute, and other transactional fees.

Other revenues

Other revenues are mainly composed of minor fees, such as an initial setup fee, minimum monthly fee, maintenance fees and small transfer fees. Other revenues are recognized at a point in time when the respective performance obligation is satisfied.

New accounting pronouncements

2.15. New accounting pronouncements

The accounting policies and methods of computation adopted in the preparation of these Consolidated Financial Statements are consistent with those followed in the preparation of the Group annual Consolidated Financial Statements for the year ended December 31, 2021.

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. A number of new or amended standards became applicable for the current reporting period. The Group did not change its accounting policies or make retrospective adjustments as a result of new accounting standards made applicable on January 1, 2022.

The qualitative impact assessment of the first-time application on January 1, 2022 of new amendments is disclosed below:

Effective for Periods beginning on or after January l, 2022

The following amendments have been issued by IASB and are effective for the year ended December 31, 2022. As required by IAS 8, the nature and effect of these amendments are disclosed below. Those amendments, however, did not have material impacts on the consolidated financial statements.

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

The amendment to IAS 16 Property, Plant and Equipment (PP&E) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment. Entities must disclose separately the amounts of proceeds and costs relating to items produced that are not an output of the entity’s ordinary activities.

Onerous Contracts – Cost of Fulfilling a Contract – Amendments to IAS 37

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract.

Annual Improvements to IFRS Standards 2018-2020

The following improvements were finalized in May 2020:

•
IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities.
•
IFRS 16 Leases – amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.
•
IFRS 1 First-time Adoption of International Financial Reporting Standards – allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent’s books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.

Reference to the Conceptual Framework – Amendments to IFRS 3

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial
Reporting and to add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

Amendments to IAS 1 - Classification of Liabilities as Current or Non-current

On January 23, 2020, the IASB issued narrow-scope amendments to IAS 1 Presentation of Financial Statements to clarify how to classify debt and other liabilities as current or non-current. The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity. The amendments clarify, not change, existing requirements, and so are not expected to affect Group’s financial statements significantly. This amendment is effective for annual reporting periods beginning on or after January 1, 2023 and is to be applied retrospectively. Earlier application is permitted.

Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies

On February 12, 2021, the IASB issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)' to help preparers in deciding which accounting policies to disclose in their financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements.

Amendments to IAS 8 - Definition of Accounting Estimates

On February 12, 2021, the IASB issued 'Definition of Accounting Estimates (Amendments to IAS 8)' providing a new definition of accounting estimates to help entities to distinguish between accounting policies and accounting estimates. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements.

Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction

On May 7, 2021, the IASB issued 'Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)' clarifying that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements.

Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback

On September 22, 2022, the IASB issued Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)' with amendments that clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. This amendment is effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not opted for early application. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements.

Amendments to IAS 1 - Non-current Liabilities with Covenants

On October 31, 2022, the IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. This amendment is effective for annual periods beginning on or after January 1, 2024. Earlier application is permitted. The Company has not opted for early application. The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements.